Investment Strategy - Cohen & Steers Infrastructure Opportunities Active ETF	Dec. 01, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund is an exchange-traded fund (“ETF”) that pursues its objective primarily by investing in a high conviction portfolio of global common stocks and other equity securities issued by infrastructure companies. The Fund is actively managed, and the Advisor and the Fund’s sub-investment advisors, Cohen & Steers Asia Limited and Cohen & Steers UK Limited (the “Subadvisors”), rely on a fundamental analysis of each company. Securities are evaluated for their potential to provide an attractive total return through a combination of current income and capital appreciation. The Advisor and Subadvisors review each company’s potential for success in light of general economic and industry trends, as well as the company’s quality of management, financial condition, business plan, industry and sector market position and dividend payout ratio. The Advisor and Subadvisors utilize a value-oriented approach, and evaluate each company’s valuation on the basis of relative price/cash flow and price/earnings multiples, earnings growth rate, dividend yield, and price/book value, among other metrics. Under normal market conditions, the Fund intends to hold a small number of securities. The Fund will not seek to achieve specific environmental, social or governance (“ESG”) outcomes through its portfolio of investments, nor will it pursue an overall impact or sustainable investment strategy. However, the Advisor may incorporate consideration of relevant ESG factors into its investment decision-making.Under normal market conditions, the Fund invests at least 80% of its net assets in U.S. and non-U.S. common stocks and other equity securities issued by infrastructure companies, which consist of companies involved in utilities, transportation, energy, communications, and other infrastructure companies that provide infrastructure-related goods and services, including suppliers and facilitators, which may include digital, social and infrastructure development companies. These equity securities can consist of common stocks; rights or warrants to purchase common stocks; securities convertible into common stocks where the conversion feature represents, in the Advisor’s or a Subadvisor’s view, a significant element of the securities’ value. The Fund may also invest in preferred stocks; equity units; initial public offerings (“IPOs”) of equity securities; and private investments in public equity (“PIPEs”). The Fund may invest in infrastructure securities that in certain instances are structured as Real Estate Investment Trusts (“REITs”). The Fund may invest without limit in securities of non-U.S. companies. The Fund will invest substantially in companies in developed countries, but may invest up to 25% of its net assets in securities of companies domiciled in emerging market countries. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products per capita than more developed countries. Accordingly, the Fund will hold securities and instruments denominated in non-U.S. currencies, or sponsored and unsponsored depositary receipts for such securities.Infrastructure companies are companies that derive at least 50% of their revenues from, or have at least 50% of their assets committed to, the management, ownership, operation, construction, development, servicing or financing of assets used in connection with: the generation, production, transmission transportation, storage, sale or distribution of electric energy, natural gas, natural gas liquids (including propane), crude oil, refined petroleum products, coal or other energy sources including nuclear and renewables; the distribution, purification and treatment of water and waste management and remediation; provision of communications services, including cable television, internet, wireless voice, data services, video services, satellite, microwave, radio, telephone data centers, cellular networks, fiber optics and cabling and other communications media; or the provision of transportation services, including toll roads, airports, railroads or marine ports; social infrastructure involved in essential services such as healthcare, education and civic systems, facilities and services; and companies involved in the construction, engineering and production of materials. Infrastructure companies also include companies organized as master limited partnerships (“MLPs”) and their affiliates.The Fund will invest primarily in common stock and other equity securities, but may also invest in debt securities, preferred securities and other securities or financial instruments. The Fund’s investments in equity securities may include common stocks, American depositary receipts (“ADRs”), European depositary receipts (“EDRs”), global depositary receipts (“GDRs”), foreign stocks which may be denominated in foreign currencies and traded outside of the U.S., PIPEs, private placements and MLPs. The Fund may also invest in certain restricted securities including securities that are only eligible for resale pursuant to Rule 144A under the Securities Act of 1933 (the “Securities Act”) (referred to as Rule 144A Securities) and securities of U.S. and non-U.S. issuers that are issued through private offerings without registration with the Securities and Exchange Commission (the “SEC”) pursuant to Regulation S under the Securities Act. The Fund may invest up to 20% of its net assets in preferred securities and other fixed-income securities, including preferred stock, hybrid-preferred securities, corporate debt obligations and debt securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The Fund may also invest up to 20% of its net assets in below investment grade securities. A security will be considered to be investment grade if it is rated as such by one nationally recognized statistical rating organization (for example, minimum Baa3 or BBB- by Moody’s Investors Services, Inc. (“Moody’s”) or Standard & Poor’s Ratings Services (“S&P”), respectively) or, if unrated, is judged to be investment grade by the Advisor or a Subadvisor. Below investment grade quality securities, or securities that are unrated but judged to be below investment grade by the Advisor, are commonly referred to as “high yield” or “junk” securities.The Fund has adopted a fundamental policy (which cannot be changed without shareholder approval) whereby the Fund may not invest more than 25% of its net assets in securities of issuers in any one industry, except that the Fund will, under normal circumstances, invest at least 25% of its net assets in securities of infrastructure companies, provided that this limitation shall exclude securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities. The Fund may, but is not required to, use derivative instruments to seek to generate returns, facilitate portfolio management and mitigate risks. The Fund may engage in foreign currency transactions, including foreign currency forward contracts, futures contracts, options, swaps and other similar strategic transactions in connection with its investments in securities of non-U.S. companies. The Fund’s primary use of foreign currency transactions will be to reduce the foreign currency risk inherent in the Fund’s investments.